Reconciliation of Liabilities Arising from Financing Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Payments of cash dividends	₩ (904,020)	₩ (1,028,520)	₩ (742,136)
Payments of interest on hybrid bonds	(14,766)	(14,766)	(14,766)
Acquisition of treasury shares		(76,111)
Cash inflow from transactions with the non-controlling shareholders	31,151	444,124
Cash outflow from transactions with the non-controlling shareholders	(367)	(19,406)
Cash outflow from spinoff		(626,000)
Cash flow from other financing activities	(888,002)	(1,320,679)
Cash flows from financing activities	₩ (1,349,882)	₩ (2,053,611)	₩ (1,457,579)